CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2015	Jun. 30, 2014
Statement Of Financial Position [Abstract]
Trade receivables allowance	$ 3.4	$ 3.7